Provisions	12 Months Ended
Dec. 31, 2017
Provisions

9. Provisions

	Year ended December 31
	2017	2016
Decommissioning liability	$147	$182
Office lease provision	101	117

Total	$248	$299
Current portion	$27	$35
Long-term portion	221	264

Total	$248	$299

Decommissioning liability

The decommissioning liability is based upon the present value of Obsidian Energy’s net share of estimated future costs of obligations to abandon and reclaim all wells, facilities and pipelines. These estimates were made by management using information from internal analysis and external consultants assuming current costs, technology and enacted legislation.

The decommissioning liability was determined by applying an inflation factor of 2.0 percent (2016 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 6.5 percent (2016 – 6.5 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future. The total decommissioning liability on an undiscounted, uninflated basis was $0.9 billion (2016 - $1.1 billion).

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2017	2016
Balance, beginning of year	$182	$397
Net liabilities disposed (1)	(4)	(193)
Acquisitions	—	5
Increase (decrease) due to changes in estimates (2)	(3)	37
Liabilities settled	(16)	(11)
Transfers to liabilities for assets held for sale	(23)	(75)
Accretion charges	11	22

Balance, end of year	$147	$182

Current portion	$10	$20
Long-term portion	$137	$162

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
(2)	In 2017, there were no changes in the discount rate (2016 – $75 million increase).

Office lease provision

The office lease provision represents the net present value of the future lease payments that the Company is obligated to make under non-cancellable lease contracts less recoveries under current sub-lease agreements. The office lease provision was determined by applying a credit-adjusted discount rate of 6.5 percent (2016 – 6.5%) over the remaining life of the lease contracts, extending into 2025.

Changes to the office lease provision were as follows:

	Year ended December 31
	2017	2016
Balance, beginning of year	$117	$—
Net additions	(7)	107
Increase due to changes in estimates	(1)	12
Cash settlements	(16)	(4)
Accretion charges	8	2

Balance, end of year	$101	$117

Current portion	$17	$15
Long-term portion	$84	$102

During 2016, the Company closed several significant asset dispositions which reduced the size of its operations and recognized a provision related to certain office lease commitments that are considered onerous contracts.